Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details) - Share Options [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Fair Value of the Share Options [Abstract]
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.00%
Dividend yield	0.00%